FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT, Summary (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Risk Management [Abstract]
Percentage of volatility in economic growth is driven by external factors	60.00%
Accumulated inflation percentage	20.00%
Base Case [Member]
Financial Risk Management [Abstract]
Probabilities	50.00%	60.00%
Optimistic [Member]
Financial Risk Management [Abstract]
Probabilities	25.00%	30.00%
Pessimistic [Member]
Financial Risk Management [Abstract]
Probabilities	25.00%	10.00%
Forecast [Member] | 2022 [Member]
Financial Risk Management [Abstract]
Estimated percentage of economy rebound	2.80%
Forecast [Member] | 2023 [Member]
Financial Risk Management [Abstract]
Estimated percentage of economy rebound	2.30%